UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255

                             TOTAL RETURN PORTFOLIO
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                           SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--60.9%
----------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.3%
----------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.8%
Ford Motor Co.                                                                            212,000     $     2,401,960
----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.5%
Carnival Corp.                                                                             29,700           1,538,757
----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.6%
Centex Corp.                                                                               55,500           3,178,485
----------------------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                                      64,500           1,862,760
----------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                        49,800           2,254,446
                                                                                                      ----------------
                                                                                                            7,295,691
----------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.0%
Brunswick Corp.                                                                            58,000           2,717,300
----------------------------------------------------------------------------------------------------------------------
MEDIA--0.8%
Time Warner, Inc. 1                                                                       109,600           1,923,480
----------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                                        13,500             470,205
                                                                                                      ----------------
                                                                                                            2,393,685
----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.6%
AutoZone, Inc. 1                                                                           10,000             857,000
----------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                                      146,800           3,567,240
                                                                                                      ----------------
                                                                                                            4,424,240
----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.6%
----------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Wal-Mart Stores, Inc.                                                                      74,200           3,718,162
----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.2%
Heinz (H.J.) Co.                                                                          101,500           3,739,260
----------------------------------------------------------------------------------------------------------------------
McCormick & Co., Inc., Non-Vtg.                                                            20,300             698,929
----------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                             86,600           1,919,056
                                                                                                      ----------------
                                                                                                            6,357,245
----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.0%
Procter & Gamble Co. (The)                                                                 53,600           2,840,800
----------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Alberto-Culver Co., Cl. B                                                                  30,900           1,478,874
----------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                        16,000             687,040
                                                                                                      ----------------
                                                                                                            2,165,914
----------------------------------------------------------------------------------------------------------------------
TOBACCO--0.3%
Altria Group, Inc.                                                                         12,900             843,531
----------------------------------------------------------------------------------------------------------------------
ENERGY--5.4%
----------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
BJ Services Co.                                                                             7,700             399,476
----------------------------------------------------------------------------------------------------------------------
OIL & GAS--5.3%
Apache Corp.                                                                               20,200           1,236,846
----------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                        95,500           5,568,605
----------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                             40,700           4,389,088
----------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                          47,500           2,831,000
----------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                         19,500             914,940
                                                                                                      ----------------
                                                                                                           14,940,479


1            |            TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                           SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------
FINANCIALS--15.8%
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.1%
Bank of America Corp.                                                                     137,600     $     6,068,160
----------------------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                                 60,400           2,360,432
----------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                                        10,100             434,098
----------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                               69,300           1,997,226
----------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                             73,500           3,741,885
                                                                                                      ----------------
                                                                                                           14,601,801
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.4%
Citigroup, Inc.                                                                           117,300           5,271,462
----------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                                 236,500           2,838,000
----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                       40,500           1,401,300
----------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                164,600           4,040,930
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                             17,400             996,150
----------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                                     30,000             315,300
----------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                          8,600             375,992
                                                                                                      ----------------
                                                                                                           15,239,134
----------------------------------------------------------------------------------------------------------------------
INSURANCE--2.3%
AMBAC Financial Group, Inc.                                                                17,900           1,338,025
----------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                         70,800           3,923,028
----------------------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                                 10,800             564,624
----------------------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                                        42,900             730,158
                                                                                                      ----------------
                                                                                                            6,555,835
----------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.2%
Equity Office Properties Trust                                                             15,200             457,976
----------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.8%
Countrywide Financial Corp.                                                               115,200           3,739,392
----------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                 75,500           4,110,975
                                                                                                      ----------------
                                                                                                            7,850,367
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--7.4%
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.2%
AmerisourceBergen Corp.                                                                    61,500           3,523,335
----------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                      35,600           1,986,480
----------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                                                       104,300           4,149,054
----------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                                    42,900           3,740,451
----------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                             18,200             581,308
----------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                             94,100           3,552,275
                                                                                                      ----------------
                                                                                                           17,532,903
----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.2%
Allergan, Inc.                                                                             13,100             910,057
----------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                               74,100           1,946,607
----------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                      34,400             624,360
                                                                                                      ----------------
                                                                                                            3,481,024
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.8%
----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.9%
Lockheed Martin Corp.                                                                      10,500             641,130
----------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                     37,700           2,035,046
                                                                                                      ----------------
                                                                                                             2,676,176


2            |            TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                           SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.2%
United Parcel Service, Inc., Cl. B                                                          8,800     $       640,112
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.0%
Waste Management, Inc.                                                                      3,600             103,860
----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Rockwell Automation, Inc.                                                                  19,000           1,076,160
----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.5%
General Electric Co.                                                                       91,700           3,306,702
----------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                    23,800             804,440
                                                                                                      ----------------
                                                                                                            4,111,142
----------------------------------------------------------------------------------------------------------------------
MACHINERY--0.2%
Eaton Corp.                                                                                 8,900             582,060
----------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Ryder Systems, Inc.                                                                        38,700           1,613,790
----------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.7%
----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
JDS Uniphase Corp. 1                                                                      355,200             593,184
----------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                            157,000           2,350,290
----------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                             14,200             520,430
                                                                                                      ----------------
                                                                                                            3,463,904
----------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.5%
Dell, Inc. 1                                                                              123,900           4,760,238
----------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                       105,300           2,310,282
                                                                                                      ----------------
                                                                                                            7,070,520
----------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Sanmina-SCI Corp. 1                                                                        98,300             513,126
----------------------------------------------------------------------------------------------------------------------
Solectron Corp. 1                                                                         160,600             557,282
                                                                                                      ----------------
                                                                                                            1,070,408
----------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.1%
Computer Sciences Corp. 1                                                                   7,500             343,875
----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
Altera Corp. 1                                                                             21,200             419,336
----------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                62,500           1,451,875
                                                                                                      ----------------
                                                                                                            1,871,211
----------------------------------------------------------------------------------------------------------------------
SOFTWARE--1.8%
Autodesk, Inc.                                                                             65,500           1,949,280
----------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                           132,800           3,209,776
                                                                                                      ----------------
                                                                                                            5,159,056
----------------------------------------------------------------------------------------------------------------------
MATERIALS--2.9%
----------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.6%
Ball Corp.                                                                                 67,900           2,816,492
----------------------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                                             73,300           1,711,555
                                                                                                      ----------------
                                                                                                            4,528,047
----------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.2%
Alcoa, Inc.                                                                                20,800             632,112
----------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.1%
International Paper Co.                                                                    26,700             982,293
----------------------------------------------------------------------------------------------------------------------


3            |            TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                           SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS CONTINUED
MeadWestvaco Corp.                                                                         67,500     $     2,147,850
                                                                                                      ----------------
                                                                                                            3,130,143
----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.3%
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.6%
SBC Communications, Inc.                                                                  144,800           3,430,312
----------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                              147,700           3,360,175
----------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                              171,800           6,098,900
                                                                                                      ----------------
                                                                                                           12,889,387
----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
AT&T Corp.                                                                                104,500           1,959,375
----------------------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Progress Energy, Inc.                                                                      42,700           1,791,265
                                                                                                      ----------------
Total Common Stocks (Cost $165,893,575)                                                                   172,468,883


                                                                                        PRINCIPAL
                                                                                           AMOUNT
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.0%
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                                  $     80,989              80,900
----------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
2005-A, Cl. A2, 3.65%, 12/26/07                                                           600,000             599,272
----------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed
Nts., Series 2004-2, Cl. A3, 3.58%, 1/15/09                                               530,000             521,547
----------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                     64,179              64,058
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 2                                                  230,196             228,852
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 2                                                  190,000             190,000
----------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                                     29,745              29,702
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                                    136,375             136,146
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                                   126,517             126,143
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                  100,000              99,386
Series 2004-1, Cl. 2A1, 2.96%, 9/25/21 3                                                  102,654             102,719
----------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2002-A, Cl. A4, 4.24%, 9/15/08                                       110,843             111,390
----------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 2                                                420,000             417,075
----------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                                    480,000             489,865
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                                    520,000             521,152
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                        70,000              68,732
----------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations, Series 2003-3, Cl. AF1, 2.97%,
8/25/33 3                                                                                  76,082              76,132
----------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg.
Obligations, Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34 2                                  172,262             172,047
----------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates, Series 2002-4, Cl. A1, 3.22%, 2/25/33 3                         62,621              63,353
----------------------------------------------------------------------------------------------------------------------


4            |            TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                                 $     94,955     $        95,164
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                                     364,591             364,294
Series 2004-B, Cl. A2, 2.48%, 2/8/07 2                                                    241,618             241,128
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                      750,000             746,742
Series 2005-A, Cl. A2, 3.17%, 9/8/07 2                                                    640,000             638,079
----------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                                    100,000              99,007
----------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                    930,443             927,393
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                    380,000             376,654
----------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                     262,189             261,501
----------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                                     135,516             135,404
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                     347,936             347,360
Series 2005-1, Cl. A2, 3.21%, 5/21/07 2                                                   250,000             249,346
----------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series
2003-2, Cl. A2, 1.56%, 12/18/06                                                           102,673             102,582
----------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed
Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31 2                                  1,343,747           1,362,694
----------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                    163,640             163,553
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                     119,129             119,084
----------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 4.16%, 3/15/16 3                                                  690,000             732,313
----------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                                        278,725             277,946
----------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                     72,589              72,769
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                     320,175             319,124
----------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3%, 11/25/34 2,3                                                   183,841             183,985
----------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. AF2, 3.735%, 11/10/34 2                                                140,000             138,334
Series 2005-1, Cl. AF2, 3.914%, 5/25/35                                                   100,000              98,910
Series 2005-2, Cl. AF2, 4.415%, 4/25/35                                                   170,000             170,000
----------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg.
Obligations, Mtg. Pass-Through Certificates, Series 2005-4XS, Cl.
3A1, 5.18%, 3/26/35                                                                       916,530             924,072
----------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                     51,210              51,208
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                     659,507             657,988
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                     520,000             518,646
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                     360,000             358,472
----------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                                         490,000             487,282
----------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                                       166,327             166,110
----------------------------------------------------------------------------------------------------------------------


5            |            TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                                       $    360,000     $       358,443
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                                   666,271             661,055
----------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                                    130,897             130,802
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                    450,000             447,598
                                                                                                      ----------------
Total Asset-Backed Securities (Cost $17,129,023)                                                           17,083,513
----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--28.6%
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--24.6%
----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--24.2%
Federal Home Loan Mortgage Corp.:
6%, 9/1/34-10/1/34                                                                      5,395,391           5,525,481
6.50%, 7/1/28-4/1/34                                                                      301,049             313,356
7%, 3/1/31-3/1/33                                                                       2,182,177           2,300,173
7%, 6/1/35 4                                                                            1,667,000           1,754,518
8%, 4/1/16                                                                                283,840             299,773
9%, 8/1/22-5/1/25                                                                          82,143              89,604
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                        106,650             107,171
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                       322,284             334,175
Series 2080, Cl. Z, 6.50%, 8/15/28                                                        209,449             216,729
Series 2387, Cl. PD, 6%, 4/15/30                                                          391,353             401,701
Series 2498, Cl. PC, 5.50%, 10/15/14                                                       48,247              48,588
Series 2500, Cl. FD, 3.31%, 3/15/32 3                                                     117,247             117,730
Series 2526, Cl. FE, 3.21%, 6/15/29 3                                                     153,316             154,166
Series 2550, Cl. QK, 4.50%, 4/15/22                                                       131,503             131,772
Series 2551, Cl. FD, 3.21%, 1/15/33 3                                                     122,098             123,088
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 5.864%, 6/1/26 5                                                      230,435              48,735
Series 183, Cl. IO, 3.74%, 4/1/27 5                                                       362,865              78,640
Series 184, Cl. IO, 8.27%, 12/1/26 5                                                      377,957              77,044
Series 192, Cl. IO, 10.938%, 2/1/28 5                                                      96,113              19,399
Series 200, Cl. IO, 10.725%, 1/1/29 5                                                     118,096              24,612
Series 2130, Cl. SC, 14.205%, 3/15/29 5                                                   271,782              21,675
Series 2796, Cl. SD, 21.136%, 7/15/26 5                                                   392,529              34,594
Series 2920, Cl. S, 30.867%, 1/15/35 5                                                  1,879,629             104,883
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 5.874%, 6/1/26 6                                 94,344              79,878
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-4/1/35 4                                                                    14,558,300          14,396,953
5.50%, 3/1/33-1/1/34                                                                    2,942,552           2,953,214
5.50%, 4/1/20-4/1/35 4                                                                 14,592,000          14,677,670
6%, 8/1/24                                                                              1,846,290           1,899,744
6%, 4/1/20-4/1/35 4                                                                     2,418,000           2,485,770
6.50%, 4/1/24-10/1/30                                                                     560,376             584,196


6            |            TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
6.50%, 4/1/35 4                                                                      $ 10,563,000     $    10,962,408
7%, 2/25/22-8/1/34                                                                      1,616,625           1,680,795
7.50%, 5/1/07-12/1/08                                                                      94,730              97,777
8%, 3/1/17                                                                                  6,423               6,958
8.50%, 7/1/32                                                                              26,420              28,691
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                      553,675             575,465
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                         99,811             100,052
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                        208,746             210,851
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                        213,812             217,956
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                        163,766             165,661
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                         67,705              68,627
Trust 2002-77, Cl. WF, 3.234%, 12/18/32 3                                                 192,316             193,625
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                     275,828             275,953
Trust 2002-T1, Cl. A2, 7%, 11/25/31                                                       602,046             635,723
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                        680,000             672,775
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                         74,438              74,481
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                       452,000             448,676
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 319, Cl. 2, 3.929%, 2/1/32 5                                                        182,159              40,841
Trust 1993-223, Cl. P M, 0.65%, 10/25/23 5                                                328,767              34,280
Trust 2002-47, Cl. NS, 12.675%, 4/25/32 5                                                 492,888              45,296
Trust 2002-51, Cl. S, 12.94%, 8/25/32 5                                                   452,590              41,593
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, 3.64%, 6/1/23 5                                                         725,951             146,400
Trust 240, Cl. 2, 4.94%, 9/1/23 5                                                         822,791             169,742
Trust 252, Cl. 2, 0.567%, 11/1/23 5                                                       577,625             113,410
Trust 254, Cl. 2, 3.712%, 1/1/24 5                                                        288,907              56,692
Trust 273, Cl. 2, 5.74%, 7/1/26 5                                                         166,977              34,708
Trust 321, Cl. 2, (2.05)%, 3/1/32 5                                                     2,054,655             472,391
Trust 329, Cl. 2, 7.277%, 1/1/33 5                                                        662,660             158,280
Trust 331, Cl. 9, (14.483)%, 12/1/32 5                                                    518,047             113,424
Trust 333, Cl. 2, 8.23%, 3/1/33 5                                                       1,254,429             302,671
Trust 334, Cl. 17, (6.605)%, 2/1/33 5                                                     335,913              73,994
Trust 2001-81, Cl. S, 17.217%, 1/25/32 5                                                  215,924              19,915
Trust 2002-52, Cl. SD, 7.319%, 9/25/32 5                                                  575,641              51,781
Trust 2002-77, Cl. SH, 22.769%, 12/18/32 5                                                259,377              25,408
Trust 2004-54, Cl. DS, 18.428%, 11/25/30 5                                                445,448              34,000
Trust 2005-19, Cl. SA, 27.691%, 3/25/35 5                                               4,912,449             283,978
Trust 2005-40, Cl. SA, 0%, 5/25/35 4,5                                                  1,070,000              62,361
Trust 2005-6, Cl. SE, 27.111%, 2/25/35 5                                                1,251,236              76,175
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 7.615%, 9/25/23 6                            211,152             178,459
                                                                                                      ----------------
                                                                                                           68,357,305


7            |            TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.4%
Government National Mortgage Assn.:
7%, 11/15/08-1/15/24                                                                 $    237,965     $       250,796
7.50%, 1/15/09-6/15/24                                                                    444,301             473,127
8%, 5/15/17                                                                               112,843             122,094
8.50%, 8/15/17-12/15/17                                                                   103,343             112,507
----------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 12.767%, 1/16/27 5                                                437,194              36,766
Series 2002-15, Cl. SM, 7.742%, 2/16/32 5                                                 492,318              42,891
Series 2002-76, Cl. SY, 12.817%, 12/16/26 5                                               980,170              89,836
Series 2004-11, Cl. SM, 8.358%, 1/17/30 5                                                 384,685              31,364
                                                                                                      ----------------
                                                                                                            1,159,381
----------------------------------------------------------------------------------------------------------------------
PRIVATE--4.0%
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL--4.0%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42                        410,000             401,083
----------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                    725,427             736,300
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                    535,343             550,399
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                   368,998             369,275
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                                   175,706             175,468
----------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial
Mtg, Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                               210,000             210,215
----------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations:
Series 2004-J9, Cl. 1A1, 3.03%, 10/25/34 3                                                420,629             421,087
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32 3                                                 664,300             678,193
----------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                                   340,000             358,407
----------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                   320,000             317,457
Series 2005-C1, Cl. A3, 4.578%, 6/10/48                                                   170,000             166,993
----------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                     260,000             255,123
----------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                        235,041             246,119
----------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-G G3, Cl. A2, 4.305%,
8/10/42                                                                                   340,000             334,980
----------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                  297,102             289,081
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                  200,000             199,733
----------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series
04-12, Cl. 3A1, 4.513%, 12/25/34 2,3                                                      613,754             613,013
----------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                         763,761             781,466
----------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized
Mtg. Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 3                               1,326,445           1,322,641
----------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                     380,000             402,764
----------------------------------------------------------------------------------------------------------------------


8            |            TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                                                      $    251,000     $       282,232
----------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                                  520,000             513,032
Series 2005-C17, Cl. A2, 4.763%, 3/15/42                                                  590,000             591,221
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-DD, Cl. 2 A1, 4.545%, 1/25/35 3                                               537,458             537,984
Series 2004-N, Cl. A10, 3.803%, 8/25/34 2                                                 659,651             661,108
                                                                                                      ----------------
                                                                                                           11,415,374
                                                                                                      ----------------
Total Mortgage-Backed Obligations (Cost $81,135,319)                                                       80,932,060
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--4.5%
----------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 7                                                  435,000             392,208
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.125%, 11/15/06                                     915,000             904,178
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 3.625%, 9/15/06                             755,000             752,748
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
6%, 5/15/08                                                                             3,320,000           3,490,764
7.25%, 5/15/30                                                                            335,000             433,211
7.25%, 1/15/10 8                                                                        1,450,000           1,620,459
----------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                                                            509,000             649,534
Series A, 6.79%, 5/23/12                                                                3,937,000           4,440,436
                                                                                                      ----------------
Total U.S. Government Obligations (Cost $12,888,550)                                                       12,683,538
----------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
----------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $302,470)                                300,000             331,950
----------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--14.9%
----------------------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                               595,000             612,461
----------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing II, 7.60% Sr. Sec. Nts., 6/15/05 9                        190,000             191,566
----------------------------------------------------------------------------------------------------------------------
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31                                                               245,000             289,286
8.70% Sr. Unsec. Debs., 5/1/30                                                            127,000             160,672
----------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B,
4/1/08                                                                                    285,000             296,044
----------------------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 9                              120,000             118,937
----------------------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                                      160,000             157,196
----------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                                     250,000             248,278
----------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.85% Nts., 11/6/08 9                                       360,000             352,188
----------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                              395,000             462,085
----------------------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                                     520,000             684,129
----------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                                      7,000               6,959
----------------------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                                       50,000              54,197
----------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                                   295,000             314,175
----------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07                                              50,000              51,367
----------------------------------------------------------------------------------------------------------------------


9            |            TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.625% Bonds, 12/15/30                               $    255,000     $       340,799
----------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09                                          82,000              80,942
----------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                                   315,000             324,914
8.125% Unsec. Nts., Series B, 7/15/05                                                     195,000             197,628
----------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                         580,000             625,611
----------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                                          320,000             340,000
----------------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                                   700,000             740,340
----------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                     395,000             457,513
----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                         510,000             570,561
----------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                                      171,000             188,100
----------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                                     300,000             307,509
----------------------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                                 87,000              87,228
----------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, 7% Unsec. Nts., 4/1/12                                        405,000             450,995
----------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09                                      75,000              82,839
----------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375% Unsec. Debs., 6/15/09 9                                     330,000             353,050
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 5.50% Nts., 8/15/13                               565,000             577,440
----------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                    305,000             321,224
----------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                                   295,000             293,959
----------------------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 7.20% Unsec. Nts., 9/1/09                              520,000             560,340
----------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                          215,000             262,286
----------------------------------------------------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06                                                         280,000             275,327
----------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts.,
6/15/10                                                                                   420,000             483,549
----------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                 365,000             417,991
----------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                             270,000             277,324
----------------------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                                    310,000             312,310
----------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                               400,000             454,836
----------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                         405,000             426,842
----------------------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                    655,000             635,027
----------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                 225,000             228,910
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                                260,000             295,420
----------------------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                                    100,000             106,108
----------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375% Nts., 10/28/09                                              110,000             110,586
----------------------------------------------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11 3                                                              325,000             372,321
8.75% Sr. Unsec. Nts., 3/1/31 3                                                            75,000              99,008
----------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                             215,000             211,372
----------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07 2                                                                     171,000             179,336
9.80% Unsub. Nts., 12/15/08 3                                                              69,000              80,644
----------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                                470,000             463,614
----------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
7.25% Nts., 3/2/11                                                                        500,000             464,765
8% Bonds, 11/1/31                                                                         405,000             353,576
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                            545,000             561,921
----------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06                        175,000             171,081
----------------------------------------------------------------------------------------------------------------------
HCA Healthcare Corp., 6.91% Sr. Sub. Nts., 6/15/05                                        182,000             184,047
----------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                                    665,000             639,675
----------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                              225,000             240,275
----------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                                        590,000             575,371
----------------------------------------------------------------------------------------------------------------------


10           |            TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2,3                         $    265,000     $       290,175
----------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B, 1/15/09                                                 270,000             266,819
8.75% Sr. Unsec. Nts., 8/15/08                                                            195,000             218,289
----------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                                    585,000             587,925
----------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 9                                      288,000             329,210
----------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                        365,000             392,517
----------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                     725,000             738,464
----------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                                 445,000             476,662
----------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                      495,000             536,153
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                                           375,000             400,391
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                                       60,000              63,331
----------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                               285,000             293,649
----------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                                       295,000             278,488
----------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                           300,000             304,030
----------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 7.65% Unsec. Unsub. Debs., 5/1/16                                  180,000             215,592
----------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.375% Sr. Unsec. Nts., 3/15/07                              343,000             348,556
----------------------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                                       226,000             223,027
7.90% Unsec. Debs., 10/15/07                                                              205,000             219,642
----------------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                                             450,000             508,116
----------------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                                81,000              84,181
----------------------------------------------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec. Sub. Nts., 12/15/14                                          475,000             465,085
----------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc., 4.726% Nts., 2/22/06 9                                                 470,000             472,670
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                           580,000             569,216
----------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                          655,000             681,267
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                        430,000             470,039
----------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                              40,000              43,098
----------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                                   345,000             362,664
----------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                        45,000              44,121
7.875% Sr. Unsec. Nts., 11/15/10                                                          475,000             542,303
----------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                          390,000             435,449
----------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts.,
2/1/09                                                                                    225,000             243,788
----------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B,
6/1/13 9                                                                                  218,785             207,208
----------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 9                               510,000             647,049
----------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 9                                 730,000             951,794
----------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                          135,000             138,843
----------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 2                                    315,000             325,238
----------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                                             575,000             575,534
----------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                       230,000             259,168
----------------------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                                                                230,000             230,685
5.625% Unsec. Unsub. Nts., 8/15/14                                                        220,000             221,415
----------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
6% Sr. Unsec. Nts., 1/15/07                                                               300,000             308,523
8.75% Nts., 3/15/32                                                                       270,000             351,346
----------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                            370,000             383,875
----------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                                         315,000             311,165
7.75% Unsec. Sub. Nts., 5/1/10                                                             28,000              31,836
----------------------------------------------------------------------------------------------------------------------


11           |            TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                             $    560,000     $       702,840
----------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                                        255,000             287,513
----------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.75% Nts., 1/27/10 9                                       290,000             283,296
----------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                             375,000             464,029
----------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                                 185,000             235,439
----------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                  295,000             317,863
----------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08                         425,000             415,961
----------------------------------------------------------------------------------------------------------------------
TXU Corp., 4.80% Nts., 11/15/09 9                                                         275,000             266,683
----------------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                    420,000             427,500
6.75% Sr. Unsub. Nts., 2/15/11                                                            203,000             220,235
----------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 4.875% Bonds, 3/15/15                                           145,000             141,974
----------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                                           81,000              79,394
3.50% Sr. Unsec. Nts., 10/15/07                                                           425,000             415,675
----------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                 590,000             604,984
----------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                                     395,000             401,983
----------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                                      205,000             229,817
7.125% Sr. Unsec. Nts., 10/1/07                                                           350,000             371,445
----------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                         610,000             636,816
                                                                                                      ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $42,220,645)                                         42,336,097
----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
----------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.11% in joint repurchase agreement (Principal
Amount/Value $838,272,000, with a maturity value of $838,336,035) with UBS
Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $894,068 on 4/1/05, collateralized by Federal National Mortgage Assn., 4.50%--5%, 5/1/19--3/1/34,
with a value of $857,182,684  (Cost $894,000)                                             894,000             894,000
----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $320,463,582)                                             115.3%        326,730,041
----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                       (15.3)        (43,337,030)
                                                                                     ---------------------------------
NET ASSETS                                                                                  100.0%    $   283,393,011
                                                                                     =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2005 was $5,890,410, which represents 2.08% of the Portfolio's net assets. See accompanying Notes to Quarterly Statement of Investments.

3. Represents the current interest rate for a variable or increasing rate security.

4. When-issued security or forward commitment to be delivered and settled after March 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,967,779 or 1.05% of the Portfolio's net assets as of March 31, 2005.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $258,337 or 0.09% of the Portfolio's net assets as of March 31, 2005.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $223,512. See accompanying Notes to Quarterly Statement of Investments.


12           |            TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $4,173,651 or 1.47% of the Portfolio's net assets as of March 31, 2005.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 320,568,125
                                              =============

Gross unrealized appreciation                 $  14,045,765
Gross unrealized depreciation                    (7,883,849)
                                              --------------
Net unrealized appreciation                   $   6,161,916
                                              ==============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2005, the Portfolio had purchased $52,484,178 of securities on a when-issued basis or forward commitment and sold $9,111,641 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.


13           |            TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2005, the Portfolio had outstanding futures contracts as follows:

                                                                                       UNREALIZED
                                EXPIRATION      NUMBER OF         VALUATION AS OF    APPRECIATION
CONTRACT DESCRIPTION                 DATES      CONTRACTS          MARCH 31, 2005  (DEPRECIATION)
--------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                    6/21/05            114         $    12,696,750  $     (160,678)
                                                                                   ---------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.          6/30/05            158              32,688,719          82,635
U.S. Treasury Nts., 5 yr.          6/21/05            148              15,849,875         122,539
U.S. Treasury Nts., 10 yr.         6/21/05             48               5,244,750         (20,058)
                                                                                   ---------------
                                                                                          185,116
                                                                                   ---------------
                                                                                   $       24,438
                                                                                   ===============


14           |            TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS.The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Portfolio records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Portfolio at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of March 31, 2005,the Portfolio had entered into the following total return swap agreements:

                                                 PAID BY          RECEIVED BY
                             NOTIONAL        THE FUND AT          THE FUND AT    TERMINATION         UNREALIZED
SWAP COUNTERPARTY              AMOUNT     MARCH 31, 2005       MARCH 31, 2005           DATE       DEPRECIATION
---------------------------------------------------------------------------------------------------------------
                                                            Value of total
                                                            return of Lehman
Goldman Sachs Capital                   One-Month LIBOR     Brothers CMBS
Markets LP              $   1,860,000               BBA     Index                     4/4/05       $     22,237

Index abbreviations are as follows:

CMBS                   Commercial Mortgage Backed Securities Markets
LIBOR BBA              London-Interbank Offered Rate British Bankers Association

ILLIQUID SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


15           |            TOTAL RETURN PORTFOLIO

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Total Return Portfolio


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005